Leases - Schedule of Components of Lease Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Components of Lease Expense [Abstract]
Operating leases expenses	$ 324	$ 863	$ 1,037
Cash used in operating leases activities	312	766	875
Exchange for new operating lease liabilities	$ 25	$ 689	$ 179